Schedule I Condensed Non-Consolidated Financial Information of Registrant - Long-term debt (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 27, 2010	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Total principal			$ 3,449,611	$ 6,730,132
Less unamortized discount and debt issuance costs			(31,906)	(90,586)
Total debt			3,417,705	6,639,546
Long-term portion			2,616,808	5,640,955
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal			$ 592,657	592,657
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding		8.50%	8.50%
Debt instrument, principal amount		$ 200,000	$ 450,000
Percentage over par at which notes sold	99.20%	99.01%
Repurchase amount					$ 57,300
Effective interest rate			8.67%
Capitalized cost included in long term debt			$ 13,300
Unamortized balance of the capitalized issuance cost			$ 3,800
Debt instrument, redemption price as percentage of principal amount			100.00%
Discount rate for redemption feature			0.50%
Teekay Parent
Debt Instrument [Line Items]
Less unamortized discount and debt issuance costs			$ (5,675)	(8,308)
Total debt			586,982	584,349
Long-term portion			586,982	584,349
Teekay Parent | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal			$ 592,657	$ 592,657
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding			8.50%
Debt instrument, principal amount		$ 200,000	$ 450,000
Percentage over par at which notes sold	99.20%	99.01%
Repurchase amount					$ 57,300
Effective interest rate			8.67%
Capitalized cost included in long term debt			$ 13,300
Unamortized balance of the capitalized issuance cost			$ 3,800
Debt instrument, redemption price as percentage of principal amount			100.00%
Discount rate for redemption feature			0.50%